Leases and Other Commitments (Tables)	6 Months Ended	12 Months Ended
	Dec. 27, 2024	Jun. 28, 2024
Leases and Other Commitments [Line Items]
Schedule of Supplemental Balance Sheet Disclosures
The following table presents right-of-use lease assets and lease liabilities included in the Company’s Condensed Combined Balance Sheets:

	December 27, 2024	June 28, 2024
	(in millions)
Operating lease right-of-use assets (included in other non-current assets)	$191	$179
Operating lease liabilities:
Current portion of long-term operating lease liabilities (included in accrued expenses)	17	11
Long-term operating lease liabilities (included in other liabilities)	179	171

Total operating lease liabilities	$196	$182

Schedule of Supplemental Cash Flow
The following table summarizes supplemental disclosures of operating cost and cash flow information related to operating leases:

	Six Months Ended
	December 27, 2024	December 29, 2023
	(in millions)
Cost of operating leases	$16	$13
Cash paid for operating leases	14	14
Operating lease assets obtained in exchange for operating lease liabilities	4	167
The weighted average remaining lease term and discount rate for the Company’s operating leases were as follows:

	December 27, 2024	June 28, 2024
Weighted average remaining lease term in years	12.6	13.7
Weighted average discount rate	7.4%	7.5%

Schedule of Minimum Lease Payments
As of December 27, 2024, minimum lease payments were as follows:

Lease Amounts
(in millions)
Minimum lease payments by fiscal year:
Remaining six months of 2025	$14
2026	30
2027	28
2028	20
2029	20
Thereafter	198

Total future minimum lease payments	310
Less: Imputed interest	114

Present value of lease liabilities	$196

Schedule of Minimum Long-Term Commitments	As of December 27, 2024, the Company had the following minimum long-term commitments:

Long-term commitments
(in millions)
Fiscal year:
Remaining six months of 2025	$26
2026	496
2027	586

Long-term commitments
(in millions)
2028	570
2029	570
Thereafter	660

Total	$2,908

The Flash Business of Western Digital Corporation [Member]
Leases and Other Commitments [Line Items]
Schedule of Supplemental Balance Sheet Disclosures
The following table presents
right-of-use-lease
assets and lease liabilities included in the Business’s Combined Balance Sheets:

	June 28, 2024	June 30, 2023
	(in millions)
Operating lease right-of-use assets (included in other non-current assets)	$179	$93
Operating lease liabilities:
Current portion of long-term operating lease liabilities (included in accrued expenses)	11	13
Long-term operating lease liabilities (included in other liabilities)	172	87

Total operating lease liabilities	$183	$100

Schedule of Supplemental Cash Flow
The following tables summarize supplemental disclosures of operating cost and cash flow information related to operating leases:

	Years ended
	June 28, 2024	June 30, 2023	July 1, 2022
	(in millions)
Cost of operating leases	$29	$21	$22
Cash paid for operating leases	30	14	10
Operating lease assets obtained in exchange for operating lease liabilities	167	3	107
Decrease in operating lease liabilities and right-of-use assets due to lease remeasurement	71	—	—

The weighted average remaining lease term and discount rate for the Business’s operating leases were as follows:

	2024	2023
Weighted average remaining lease term in years	13.7	7.8
Weighted average discount rate	7.5%	3.0%

Schedule of Minimum Lease Payments
As of June 28, 2024, minimum lease payments were as follows:

Lease Amounts
(in millions)
2025	$23
2026	22
2027	21
2028	19
2029	19
Thereafter	199

Total future minimum lease payments	303
Less: Imputed interest	120

Present value of lease liabilities	$183

Schedule of Minimum Long-Term Commitments	As of June 28, 2024, the Business had the following minimum long-term commitments:

Long-term commitments
(in millions)
Fiscal year:
2025	$43
2026	51
2027	32
2028	20
2029	20
Thereafter	110

Total	$276